Financing Liability (Details Narrative) $ in Thousands	Dec. 23, 2015 USD ($)
Leases [Abstract]
Proceeds from sale of land, building and improvements	$ 56,000
Lease term	P20Y
Lease renewal term	10 years
Lease implied interest rate	7.30%
Financing liability residual	$ 11,000